Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Cost of revenue	$ 30,301	$ 42,530	$ 237,754	$ 127,686
Gross profit (loss)	(1,612)	31,685	16,520	137,268
Operating expenses
Selling expense	2,374	30,936	58,774	96,027
Compensation – officers and directors	124,981	575,255	375,725	687,303
Research and development	288,078	308,516	1,127,633	948,041
Professional fees	321,917	278,336	1,224,063	985,368
General and administrative	441,414	585,491	1,224,988	1,612,735
Total operating expense	1,178,764	1,778,534	4,011,183	4,329,474
Loss from operations	(1,180,376)	(1,746,849)	(3,994,663)	(4,192,206)
Total other income	14,001	3,215,560	71,262	3,231,253
Net loss	(1,166,375)	1,441,927	(3,923,401)	(1,238,776)
Loss from discontinued operations	$ 0	$ (26,784)	0	(277,823)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue			254,274	264,954
Cost of revenue			237,754	127,686
Gross profit (loss)			16,520	137,268
Operating expenses
Selling expense			58,774	96,027
Compensation – officers and directors			375,725	687,303
Research and development			1,127,633	948,041
Professional fees			1,224,063	985,368
General and administrative			1,224,988	1,612,735
Total operating expense			4,011,183	4,329,474
Loss from operations			(3,994,663)	(4,192,206)
Total other income			71,262	3,231,253
Net loss			(3,923,401)	(1,238,776)
Loss from discontinued operations				(277,823)
Perfecular And Lusher [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue			26,019	21,039
Cost of revenue			21,835	23,343
Gross profit (loss)			4,184	(2,304)
Operating expenses
Selling expense			1,165	24,667
Compensation – officers and directors			0	0
Research and development			441,507	111,600
Professional fees			0	0
General and administrative			2,524	18,077
Total operating expense			445,196	154,344
Loss from operations			(441,012)	(156,648)
Total other income			1	1,329
Net loss			(441,011)	(155,319)
Loss from discontinued operations				0
Corporate And IoT [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue			228,255	243,915
Cost of revenue			215,919	104,343
Gross profit (loss)			12,336	139,572
Operating expenses
Selling expense			57,609	71,360
Compensation – officers and directors			375,725	687,303
Research and development			686,126	836,441
Professional fees			1,224,063	985,368
General and administrative			1,222,464	1,594,658
Total operating expense			3,565,987	4,175,130
Loss from operations			(3,553,651)	(4,035,558)
Total other income			71,261	3,229,924
Net loss			$ (3,482,390)	(1,083,457)
Loss from discontinued operations				$ (277,823)